Income Tax (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Summary of Reconciliation Between Taxes On Income And Expected Income Tax Benefit
A reconciliation between taxes on income reflected on the Consolidated Statement of Profit/(Loss) and the expected income tax benefit, based on the Group’s German statutory tax rate, for the years ended December 31, 2022, 2021 and 2020 is as follows:

	Year ended December 31,
	2022	2021	2020
	(Euros in thousands)
Profit/(loss) before taxes	42,036	(93,335)	(211,841)
Expected taxes on income	(12,774)	27,160	61,646
Effects
Difference in tax rates	(4,868)	(3,274)	(2,582)
Non-deductible tax-expenses	—	(53)	(599)
Government grants exempted from taxes	—	—	45
Permanent Differences	(1,123)	(10,881)	(39,288)
Utilization of previously unrecorded tax losses carried forward	7,067	—	—
Non-recognition of deferred taxes on tax losses and temporary differences	7,176	(12,953)	(19,222)

Taxes on income	(4,522)	—	—

Summary of Deferred Tax Assets
Deferred tax assets and deferred tax liabilities consist of the following:

	As of
	December 31, 2022		December 31, 2021
	(Euros in thousands)
	Deferred tax assets	Deferred tax liabilities	Deferred tax assets	Deferred tax liabilities
Intangible assets	10,328	—	1,288	—
Right-of-use assets	—	(3,239)	—	(2,629)
Deferred revenue	—	(23,133)	—	—
Other assets	1,964	(947)	—	—
Lease liabilities	3,560	—	2,627	—
Deferred expenses	—	—	12	—
Recognition of tax losses carried forward	11,467	—	—	—
Recognized	27,319	(27,319)	3,927	(2,629)
Netting	(27,319)	27,319	(2,629)	2,629
Non-recognition of deferred tax assets on temporary differences	—	—	(1,298)	—

Net deferred tax assets/liabilities	—	—	—	—